Contract liabilities and other advances - Additional information (Details) £ in Thousands, $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024 GBP (£) milestone	Sep. 30, 2024 USD ($) milestone	Sep. 30, 2024 GBP (£) milestone	Dec. 31, 2023 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions | £			£ 11,422	£ 24,796
Number of milestones reached | milestone	2	2	2
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	£ 11,422	$ 15	£ 11,422	£ 22,655